Loss And Loss Adjustment Expense Reserves Reconciliation of the Claims Development to the Liability for Claims and Claim Adjustment Expenses (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	$ 37,318	$ 32,552
Total reinsurance recoverables on unpaid claims	3,802	4,456
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	2,185	2,018
Reinsurance recoverables on unpaid claims	5	31
Total gross liability for unpaid claims and claim adjustment expense	43,310	39,057	$ 34,389	$ 30,359
Other business
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	173	177
Total reinsurance recoverables on unpaid claims	207	354
Personal Lines Segment | Personal Lines - Property
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	737	911
Total reinsurance recoverables on unpaid claims	44	567
Commercial Lines Segment | Commercial Lines - Liability
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	11,546	10,412
Total reinsurance recoverables on unpaid claims	680	845
Commercial Lines Segment | Commercial Lines - Physical Damage
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	117	156
Total reinsurance recoverables on unpaid claims	1	1
Commercial Lines Segment | Commercial Lines - Other
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	204	246
Total reinsurance recoverables on unpaid claims	204	218
Agency Channel | Personal Lines Segment | Personal Lines - Vehicles - Liability
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	10,662	9,294
Total reinsurance recoverables on unpaid claims	949	912
Agency Channel | Personal Lines Segment | Personal Lines - Vehicles - Physical Damage
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	384	324
Total reinsurance recoverables on unpaid claims	0	0
Direct Channel | Personal Lines Segment | Personal Lines - Vehicles - Liability
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	13,016	10,617
Total reinsurance recoverables on unpaid claims	1,717	1,559
Direct Channel | Personal Lines Segment | Personal Lines - Vehicles - Physical Damage
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	479	415
Total reinsurance recoverables on unpaid claims	$ 0	$ 0